Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.7%)
	Reliance Inc.	1,350,506	389,959
	Royal Gold Inc.	1,640,898	268,303
	Eastman Chemical Co.	2,873,880	253,218
*	RBC Bearings Inc.	784,566	252,450
	Steel Dynamics Inc.	1,804,723	225,735
	Mueller Industries Inc.	2,826,363	215,199
	Carpenter Technology Corp.	1,184,035	214,523
	Mosaic Co.	7,928,225	214,141
	Albemarle Corp.	2,934,485	211,342
	United States Steel Corp.	4,777,774	201,909
	Alcoa Corp.	6,460,980	197,060
	CF Industries Holdings Inc.	2,115,604	165,334
	Celanese Corp.	2,729,363	154,946
	UFP Industries Inc.	1,437,950	153,918
	Balchem Corp.	811,876	134,771
	FMC Corp.	3,111,758	131,285
	Commercial Metals Co.	2,836,537	130,509
	Element Solutions Inc.	5,445,247	123,117
	Timken Co.	1,572,564	113,020
	Cabot Corp.	1,353,370	112,519
	Hexcel Corp.	2,024,931	110,885
*	Cleveland-Cliffs Inc.	12,325,760	101,318
	NewMarket Corp.	178,349	101,026
*	Coeur Mining Inc.	15,146,508	89,667
	Avient Corp.	2,283,079	84,839
	Hecla Mining Co.	14,987,653	83,331
	Westlake Corp.	800,669	80,091
*,1	MP Materials Corp.	3,260,255	79,583
	Sensient Technologies Corp.	1,058,787	78,805
	Ashland Inc.	1,178,825	69,893
	Olin Corp.	2,877,170	69,743
	Huntsman Corp.	4,105,932	64,833
	Scotts Miracle-Gro Co.	1,077,142	59,124
	Innospec Inc.	622,148	58,948
	Minerals Technologies Inc.	795,132	50,547
	Chemours Co.	3,735,629	50,543
	Quaker Chemical Corp.	352,433	43,564
	Materion Corp.	517,620	42,238
*	Ingevity Corp.	906,087	35,872
	Stepan Co.	532,718	29,321
	Worthington Steel Inc.	948,841	24,034
*	Century Aluminum Co.	1,272,016	23,609
	Kaiser Aluminum Corp.	381,292	23,114
	Tronox Holdings plc	2,952,692	20,787
*	Ecovyst Inc.	2,613,748	16,205
*	Magnera Corp.	441,228	8,013
	Koppers Holdings Inc.	242,536	6,791
			5,369,982
Consumer Discretionary (15.0%)
	Williams-Sonoma Inc.	3,071,863	485,662
*	Liberty Media Corp.-Liberty Formula One Class C	5,290,570	476,204
	RB Global Inc.	4,610,070	462,390
*	Deckers Outdoor Corp.	3,787,456	423,475
*	DraftKings Inc. Class A	11,615,802	385,761
*	BJ's Wholesale Club Holdings Inc.	3,296,509	376,132
	Tapestry Inc.	5,165,777	363,722
*	CarMax Inc.	3,838,098	299,065
	Somnigroup International Inc.	4,927,653	295,068
	Pool Corp.	902,180	287,209
*	Duolingo Inc. Class A	898,447	279,004
	Texas Roadhouse Inc. Class A	1,664,725	277,393
	Dick's Sporting Goods Inc.	1,372,722	276,686

		Shares	Market Value ($000)
	LKQ Corp.	6,467,286	275,118
	Service Corp. International	3,418,664	274,177
	TKO Group Holdings Inc. Class A	1,729,881	264,343
	Toll Brothers Inc.	2,492,933	263,229
*,1	Rivian Automotive Inc. Class A	21,016,712	261,658
	Interpublic Group of Cos. Inc.	9,300,454	252,600
	Aramark	6,615,807	228,378
*	GameStop Corp. Class A	10,034,856	223,978
*	Floor & Decor Holdings Inc. Class A	2,680,310	215,685
*	Cava Group Inc.	2,451,972	211,875
	Murphy USA Inc.	449,468	211,165
	Ralph Lauren Corp.	945,379	208,683
*	Norwegian Cruise Line Holdings Ltd.	10,979,264	208,167
	Hasbro Inc.	3,306,995	203,347
*	Planet Fitness Inc. Class A	2,104,457	203,312
	Lithia Motors Inc. Class A	655,949	192,547
	New York Times Co. Class A	3,868,358	191,871
*	Skechers USA Inc. Class A	3,284,067	186,469
*	Bright Horizons Family Solutions Inc.	1,451,976	184,459
	Churchill Downs Inc.	1,651,859	183,472
	H&R Block Inc.	3,340,087	183,404
*	Light & Wonder Inc.	2,107,900	182,565
*	Ollie's Bargain Outlet Holdings Inc.	1,529,225	177,941
	Wyndham Hotels & Resorts Inc.	1,939,919	175,582
*	American Airlines Group Inc.	16,410,052	173,126
*	Aptiv plc	2,862,708	170,331
	Wynn Resorts Ltd.	1,991,682	166,305
	Bath & Body Works Inc.	5,405,121	163,883
	Wingstop Inc.	715,396	161,379
*	Dutch Bros Inc. Class A	2,610,746	161,187
*	Mattel Inc.	8,239,775	160,099
[1]	Paramount Global Class B	13,372,516	159,935
*	Brinker International Inc.	1,052,696	156,904
	BorgWarner Inc.	5,457,600	156,360
*	Alaska Air Group Inc.	3,071,326	151,171
	VF Corp.	9,722,389	150,891
	Vail Resorts Inc.	933,191	149,329
*	MGM Resorts International	4,982,368	147,677
*	Taylor Morrison Home Corp. Class A	2,412,445	144,843
	U-Haul Holding Co. (XNYS)	2,417,035	143,040
*	AutoNation Inc.	877,053	142,012
*	Crocs Inc.	1,329,060	141,146
*	SiteOne Landscape Supply Inc.	1,122,234	136,284
	Gentex Corp.	5,669,965	132,110
	Nexstar Media Group Inc. Class A	735,576	131,830
*	Stride Inc.	1,032,349	130,592
*	Champion Homes Inc.	1,357,970	128,681
	Gap Inc.	6,117,369	126,079
*	Caesars Entertainment Inc.	5,020,415	125,510
	Whirlpool Corp.	1,382,340	124,590
*	Chewy Inc. Class A	3,828,713	124,471
*	Grand Canyon Education Inc.	716,866	124,032
	Hyatt Hotels Corp. Class A	1,011,071	123,856
	Meritage Homes Corp.	1,702,044	120,641
	Group 1 Automotive Inc.	313,977	119,924
*	Etsy Inc.	2,535,528	119,626
	Lear Corp.	1,336,986	117,949
*	Valvoline Inc.	3,172,538	110,436
*	Lyft Inc. Class A	9,198,505	109,186
*	Asbury Automotive Group Inc.	490,312	108,281
[1]	Sirius XM Holdings Inc.	4,644,283	104,705
*	Five Below Inc.	1,373,157	102,884
	Boyd Gaming Corp.	1,463,412	96,336
*	Abercrombie & Fitch Co. Class A	1,255,616	95,891
	Thor Industries Inc.	1,262,152	95,684
[1]	Choice Hotels International Inc.	700,002	92,946
	PVH Corp.	1,388,999	89,785
	KB Home	1,531,350	89,002
*	Adtalem Global Education Inc.	883,856	88,951
	Kontoor Brands Inc.	1,381,461	88,593

		Shares	Market Value ($000)
*	RH	371,521	87,088
	Rush Enterprises Inc. Class A	1,592,419	85,051
*	Urban Outfitters Inc.	1,612,948	84,518
*,1	elf Beauty Inc.	1,335,512	83,857
*	Shake Shack Inc. Class A	950,729	83,826
*	SkyWest Inc.	956,618	83,580
	Macy's Inc.	6,585,651	82,716
*	Boot Barn Holdings Inc.	763,967	82,073
*	Liberty Media Corp.-Liberty Live Class C	1,189,528	81,054
	Six Flags Entertainment Corp.	2,249,595	80,243
	Academy Sports & Outdoors Inc.	1,732,843	79,035
*	Dorman Products Inc.	647,781	78,084
*	Wayfair Inc. Class A	2,425,069	77,675
*	Madison Square Garden Sports Corp.	389,220	75,789
	TEGNA Inc.	4,024,224	73,321
*,1	Lucid Group Inc. Class A	30,283,949	73,287
	Travel + Leisure Co.	1,582,414	73,250
	Graham Holdings Co. Class B	75,895	72,924
*	Life Time Group Holdings Inc.	2,403,668	72,591
	Penske Automotive Group Inc.	500,114	72,006
*	Frontdoor Inc.	1,867,040	71,732
	Harley-Davidson Inc.	2,799,823	70,696
*	Tri Pointe Homes Inc.	2,181,146	69,622
	Cinemark Holdings Inc.	2,750,693	68,465
*	YETI Holdings Inc.	2,058,081	68,122
	Nordstrom Inc.	2,680,383	65,535
*	Laureate Education Inc.	3,194,769	65,333
*	Hilton Grand Vacations Inc.	1,722,354	64,433
	Newell Brands Inc.	10,374,360	64,321
	Wendy's Co.	4,258,289	62,299
*	Penn Entertainment Inc.	3,804,496	62,051
	Signet Jewelers Ltd.	1,032,382	59,940
	Columbia Sportswear Co.	786,085	59,499
*	Sweetgreen Inc. Class A	2,370,076	59,299
*	Goodyear Tire & Rubber Co.	6,409,078	59,220
*	Peloton Interactive Inc. Class A	9,340,617	59,033
	Advance Auto Parts Inc.	1,494,452	58,597
[1]	Cheesecake Factory Inc.	1,161,501	56,519
*	ACV Auctions Inc. Class A	4,005,626	56,439
	Red Rock Resorts Inc. Class A	1,275,810	55,332
*	Capri Holdings Ltd.	2,799,350	55,231
	Polaris Inc.	1,332,108	54,537
	PriceSmart Inc.	613,241	53,873
	LCI Industries	604,600	52,860
*	Visteon Corp.	676,845	52,537
*	Cavco Industries Inc.	99,869	51,895
*	OPENLANE Inc.	2,665,051	51,382
	Marriott Vacations Worldwide Corp.	785,397	50,454
	American Eagle Outfitters Inc.	4,321,957	50,221
	Interparfums Inc.	440,372	50,145
	HNI Corp.	1,113,358	49,377
	Strategic Education Inc.	581,820	48,850
*	Hanesbrands Inc.	8,361,723	48,247
*	Coty Inc. Class A	8,721,733	47,708
[1]	Acushnet Holdings Corp.	682,061	46,830
	Steven Madden Ltd.	1,715,011	45,688
	John Wiley & Sons Inc. Class A	1,010,864	45,044
*	Liberty Media Corp.-Liberty Formula One Class A	539,139	43,924
	Dana Inc.	3,253,650	43,371
*	Central Garden & Pet Co. Class A	1,259,275	41,216
	Phinia Inc.	966,451	41,007
	La-Z-Boy Inc.	1,029,149	40,229
*,1	QuantumScape Corp. Class A	9,416,104	39,171
*	TripAdvisor Inc.	2,703,228	38,305
	Worthington Enterprises Inc.	748,517	37,493
*	M/I Homes Inc.	320,981	36,650
	Levi Strauss & Co. Class A	2,345,870	36,572
*	Victoria's Secret & Co.	1,959,757	36,412
	Carter's Inc.	852,780	34,879
*	Liberty Media Corp.-Liberty Live Class A	511,653	34,404

		Shares	Market Value ($000)
*	JetBlue Airways Corp.	7,039,275	33,929
*	Foot Locker Inc.	2,365,277	33,350
*	LGI Homes Inc.	495,684	32,948
	MillerKnoll Inc.	1,699,100	32,521
	Papa John's International Inc.	773,418	31,772
*	Knowles Corp.	2,075,986	31,555
*	United Parks & Resorts Inc.	685,555	31,165
*	AMC Entertainment Holdings Inc. Class A	10,767,532	30,903
*	Helen of Troy Ltd.	569,723	30,475
*	Madison Square Garden Entertainment Corp. Class A	919,344	30,099
*	Sonos Inc.	2,819,837	30,088
*,1	Avis Budget Group Inc.	393,789	29,889
*	Under Armour Inc. Class A	4,706,970	29,419
	Upbound Group Inc.	1,216,733	29,153
	Buckle Inc.	759,445	29,102
[1]	Dillard's Inc. Class A	74,268	26,598
	Wolverine World Wide Inc.	1,903,194	26,473
*	Lions Gate Entertainment Corp. Class B	3,322,179	26,312
	PROG Holdings Inc.	966,599	25,712
*	Sabre Corp.	9,140,672	25,685
*	G-III Apparel Group Ltd.	929,884	25,432
	Leggett & Platt Inc.	3,190,490	25,237
*	National Vision Holdings Inc.	1,963,942	25,099
*	Driven Brands Holdings Inc.	1,429,516	24,502
*	Fox Factory Holding Corp.	1,038,968	24,250
	Camping World Holdings Inc. Class A	1,475,598	23,846
	Steelcase Inc. Class A	2,110,750	23,134
*	Sally Beauty Holdings Inc.	2,541,504	22,950
	Oxford Industries Inc.	371,791	21,813
*	Revolve Group Inc. Class A	1,004,469	21,586
[1]	Kohl's Corp.	2,636,144	21,564
[1]	Cracker Barrel Old Country Store Inc.	554,876	21,540
*	Rush Street Interactive Inc.	1,987,670	21,308
*	Sphere Entertainment Co.	648,909	21,232
*	Gentherm Inc.	767,537	20,524
*	Topgolf Callaway Brands Corp.	2,978,293	19,627
*	Integral Ad Science Holding Corp.	2,433,165	19,611
*	Mister Car Wash Inc.	2,423,273	19,120
*	Coursera Inc.	2,795,333	18,617
*	Udemy Inc.	2,393,676	18,575
	Sonic Automotive Inc. Class A	324,478	18,482
*	BJ's Restaurants Inc.	537,975	18,431
*	Under Armour Inc. Class C	3,089,382	18,382
	Allegiant Travel Co.	342,897	17,711
*	Cars.com Inc.	1,533,161	17,279
*,1	Portillo's Inc. Class A	1,432,891	17,037
*	Global Business Travel Group I	2,345,873	17,031
	Matthews International Corp. Class A	733,430	16,312
*,1	Dream Finders Homes Inc. Class A	712,133	16,066
*	Figs Inc. Class A	3,267,981	15,000
*,1	U-Haul Holding Co.	224,785	14,692
	Sinclair Inc.	904,685	14,412
	Interface Inc. Class A	690,488	13,699
	Bloomin' Brands Inc.	1,905,390	13,662
*	Dave & Buster's Entertainment Inc.	767,811	13,490
*	Lions Gate Entertainment Corp. Class A	1,460,285	12,924
[1]	Jack in the Box Inc.	446,576	12,142
*	Arhaus Inc. Class A	1,266,108	11,015
*,1	Hertz Global Holdings Inc.	2,663,557	10,494
	Krispy Kreme Inc.	2,118,852	10,425
*	Corsair Gaming Inc.	1,176,117	10,420
*	Frontier Group Holdings Inc.	2,265,850	9,834
	Sturm Ruger & Co. Inc.	208,972	8,211
*	Sun Country Airlines Holdings Inc.	651,872	8,031
	Rush Enterprises Inc. Class B	137,266	7,758
*	Clear Channel Outdoor Holdings Inc.	6,719,112	7,458
*	KinderCare Learning Cos. Inc.	570,126	6,608
*	Petco Health & Wellness Co. Inc. Class A	2,075,266	6,330
	Cricut Inc. Class A	1,131,381	5,827
*	American Axle & Manufacturing Holdings Inc.	1,391,561	5,664

		Shares	Market Value ($000)
*	Central Garden & Pet Co.	147,086	5,392
	Monro Inc.	354,629	5,132
*	ODP Corp.	353,088	5,060
	Guess? Inc.	416,873	4,615
[1]	Paramount Global Class A	200,671	4,565
	Scholastic Corp.	237,933	4,492
[1]	Lucky Strike Entertainment Corp.	421,170	4,111
*	Savers Value Village Inc.	593,607	4,096
			21,456,241
Consumer Staples (4.0%)
	Casey's General Stores Inc.	926,307	402,054
*	US Foods Holding Corp.	5,748,644	376,306
*	Sprouts Farmers Market Inc.	2,460,128	375,514
	Conagra Brands Inc.	11,914,912	317,771
*	Performance Food Group Co.	3,898,178	306,514
	J M Smucker Co.	2,523,390	298,795
	Molson Coors Beverage Co. Class B	4,271,499	260,006
	Bunge Global SA	3,339,349	255,193
*	BellRing Brands Inc.	3,201,062	238,351
	Ingredion Inc.	1,601,808	216,580
	Campbell's Co.	4,837,793	193,125
	Walgreens Boots Alliance Inc.	17,255,527	192,744
	Albertsons Cos. Inc. Class A	8,676,367	190,793
	Lamb Weston Holdings Inc.	3,555,509	189,509
	Primo Brands Corp. Class A	5,162,161	183,205
	Coca-Cola Consolidated Inc.	125,122	168,915
*	Post Holdings Inc.	1,268,995	147,660
*	Celsius Holdings Inc.	3,514,952	125,203
*	Darling Ingredients Inc.	3,960,156	123,715
*	Freshpet Inc.	1,216,099	101,143
	Cal-Maine Foods Inc.	994,226	90,375
	Flowers Foods Inc.	4,739,373	90,095
	Lancaster Colony Corp.	481,959	84,343
	WD-40 Co.	338,296	82,544
*	Simply Good Foods Co.	2,271,097	78,330
	Energizer Holdings Inc.	1,804,627	53,994
*	Boston Beer Co. Inc. Class A	206,495	49,319
*,1	Pilgrim's Pride Corp.	886,588	48,328
	Spectrum Brands Holdings Inc.	623,061	44,580
*	United Natural Foods Inc.	1,418,865	38,863
	J & J Snack Foods Corp.	291,486	38,395
	Edgewell Personal Care Co.	1,202,223	37,521
	Andersons Inc.	805,815	34,594
	Universal Corp.	587,638	32,937
*	Grocery Outlet Holding Corp.	2,305,603	32,232
	Reynolds Consumer Products Inc.	1,309,747	31,251
	Weis Markets Inc.	402,371	31,003
*	TreeHouse Foods Inc.	1,126,247	30,510
	Fresh Del Monte Produce Inc.	956,176	29,479
	National Beverage Corp.	583,457	24,237
	Utz Brands Inc.	1,716,466	24,168
*	Herbalife Ltd.	2,396,369	20,681
	Seaboard Corp.	6,040	16,291
	Tootsie Roll Industries Inc.	462,399	14,556
*	Hain Celestial Group Inc.	1,124,689	4,667
*	USANA Health Sciences Inc.	142,524	3,844
*	Olaplex Holdings Inc.	2,479,057	3,148
*,1	Smithfield Foods Inc.	64,588	1,317
			5,734,698
Energy (4.9%)
	Expand Energy Corp.	5,516,660	614,115
	EQT Corp.	7,454,566	398,297
	TechnipFMC plc	10,614,895	336,386
	Texas Pacific Land Corp.	243,734	322,945
*	Antero Resources Corp.	7,377,549	298,348
	Ovintiv Inc.	6,497,790	278,105
	DT Midstream Inc.	2,529,413	244,038
	Range Resources Corp.	5,721,797	228,471
	Permian Resources Corp.	15,813,275	219,014

		Shares	Market Value ($000)
*	Enphase Energy Inc.	3,140,736	194,883
	APA Corp.	9,221,497	193,836
	Chord Energy Corp.	1,523,758	171,758
*	First Solar Inc.	1,269,126	160,456
	Antero Midstream Corp.	8,360,418	150,488
	NOV Inc.	9,502,962	144,635
	Viper Energy Inc. Class A	3,185,241	143,814
	Matador Resources Co.	2,813,159	143,724
*	NEXTracker Inc. Class A	3,407,156	143,578
	ChampionX Corp.	4,761,099	141,881
	HF Sinclair Corp.	3,991,854	131,252
	Magnolia Oil & Gas Corp. Class A	4,473,767	113,007
*	CNX Resources Corp.	3,529,435	111,107
	Archrock Inc.	4,155,832	109,049
	Core Natural Resources Inc.	1,279,113	98,620
	Murphy Oil Corp.	3,460,649	98,282
	Weatherford International plc	1,818,556	97,384
	California Resources Corp.	2,060,719	90,610
	SM Energy Co.	2,858,038	85,598
	Civitas Resources Inc.	2,318,573	80,895
	Cactus Inc. Class A	1,664,725	76,294
	Noble Corp. plc	3,180,686	75,382
	Patterson-UTI Energy Inc.	9,149,672	75,210
	Northern Oil & Gas Inc.	2,351,882	71,097
	Warrior Met Coal Inc.	1,312,756	62,645
*,1	Transocean Ltd.	19,717,171	62,503
	Liberty Energy Inc. Class A	3,853,910	61,007
*	Valaris Ltd.	1,508,872	59,238
	Helmerich & Payne Inc.	2,235,415	58,389
*	Oceaneering International Inc.	2,515,940	54,873
	Crescent Energy Co. Class A	4,496,611	50,542
	Kinetik Holdings Inc. Class A	970,937	50,430
*	Tidewater Inc.	1,177,300	49,765
*	DNOW Inc.	2,634,559	44,998
	Peabody Energy Corp.	2,878,830	39,008
	PBF Energy Inc. Class A	2,012,004	38,409
	World Kinect Corp.	1,343,816	38,111
*	Comstock Resources Inc.	1,825,284	37,126
	Sitio Royalties Corp. Class A	1,857,107	36,901
*,1	Plug Power Inc.	24,684,410	33,324
[1]	Atlas Energy Solutions Inc.	1,846,124	32,935
*	Alpha Metallurgical Resources Inc.	259,563	32,510
[1]	New Fortress Energy Inc. Class A	3,760,439	31,249
*	Expro Group Holdings NV	2,465,820	24,510
*	MRC Global Inc.	2,018,761	23,175
	Delek US Holdings Inc.	1,480,315	22,308
*	Array Technologies Inc.	3,787,634	18,446
	Core Laboratories Inc.	1,167,264	17,497
	CVR Energy Inc.	869,432	16,867
*	Innovex International Inc.	922,024	16,560
*	ProPetro Holding Corp.	2,185,839	16,066
*	Helix Energy Solutions Group Inc.	1,787,142	14,851
	RPC Inc.	2,411,855	13,265
	Vitesse Energy Inc.	532,117	13,085
*	Flowco Holdings Inc. Class A	438,880	11,257
[1]	HighPeak Energy Inc.	631,408	7,994
*,1	Fluence Energy Inc.	1,620,996	7,862
*	EVgo Inc. Class A	2,924,365	7,779
*	Shoals Technologies Group Inc. Class A	2,077,270	6,897
*	Ameresco Inc. Class A	407,759	4,926
*,1	ProFrac Holding Corp. Class A	397,911	3,020
			6,962,887
Financials (14.6%)
	First Citizens BancShares Inc. Class A	235,281	436,239
	Equitable Holdings Inc.	7,680,782	400,092
	Unum Group	4,328,321	352,585
	Reinsurance Group of America Inc.	1,647,555	324,404
	East West Bancorp Inc.	3,458,884	310,469
*	SoFi Technologies Inc.	25,996,951	302,345

		Shares	Market Value ($000)
	RenaissanceRe Holdings Ltd.	1,229,089	294,981
	Annaly Capital Management Inc.	14,431,509	293,104
	Carlyle Group Inc.	6,248,355	272,366
	Kinsale Capital Group Inc.	551,831	268,582
	Assurant Inc.	1,267,353	265,827
	Erie Indemnity Co. Class A	633,969	265,665
	Globe Life Inc.	1,987,566	261,802
	First Horizon Corp.	13,227,818	256,884
	Ally Financial Inc.	6,897,702	251,559
	Primerica Inc.	832,520	236,877
	SouthState Corp.	2,529,241	234,764
	American Financial Group Inc.	1,781,368	233,965
	Stifel Financial Corp.	2,459,338	231,817
	Old Republic International Corp.	5,692,126	223,245
	SEI Investments Co.	2,849,881	221,236
	Webster Financial Corp.	4,277,138	220,486
[1]	AGNC Investment Corp.	22,843,039	218,836
	Houlihan Lokey Inc. Class A	1,347,935	217,691
	Western Alliance Bancorp	2,618,620	201,189
	Commerce Bancshares Inc.	3,172,777	197,442
	Ryan Specialty Holdings Inc. Class A	2,666,824	196,998
	Pinnacle Financial Partners Inc.	1,833,775	194,453
	Comerica Inc.	3,277,609	193,576
	MarketAxess Holdings Inc.	893,650	193,341
	Jefferies Financial Group Inc.	3,601,017	192,906
	Morningstar Inc.	641,915	192,491
	Wintrust Financial Corp.	1,658,865	186,556
	Evercore Inc. Class A	927,415	185,223
	Zions Bancorp NA	3,689,927	183,980
	Axis Capital Holdings Ltd.	1,813,828	181,818
	Cullen/Frost Bankers Inc.	1,442,425	180,592
*	Mr. Cooper Group Inc.	1,507,762	180,328
	RLI Corp.	2,175,361	174,747
	Old National Bancorp	7,957,777	168,625
	UMB Financial Corp.	1,629,942	164,787
	Popular Inc.	1,779,244	164,349
	Voya Financial Inc.	2,384,062	161,544
	Prosperity Bancshares Inc.	2,258,072	161,159
	First American Financial Corp.	2,437,213	159,954
[1]	Starwood Property Trust Inc.	7,998,133	158,123
	Synovus Financial Corp.	3,339,506	156,089
	Blue Owl Capital Inc. Class A	7,625,819	152,821
	Lincoln National Corp.	4,251,944	152,687
	Invesco Ltd.	10,053,927	152,518
	Franklin Resources Inc.	7,869,548	151,489
	MGIC Investment Corp.	6,056,083	150,070
	Rithm Capital Corp.	12,991,202	148,749
	SLM Corp.	4,988,498	146,512
	OneMain Holdings Inc.	2,990,570	146,179
	Jackson Financial Inc. Class A	1,722,223	144,288
	Essent Group Ltd.	2,461,670	142,088
	Hanover Insurance Group Inc.	806,839	140,350
	Selective Insurance Group Inc.	1,517,945	138,953
	Cadence Bank	4,558,286	138,390
*	Clearwater Analytics Holdings Inc. Class A	5,126,019	137,377
	Hamilton Lane Inc. Class A	919,215	136,660
	Columbia Banking System Inc.	5,231,545	130,475
	Home BancShares Inc.	4,465,922	126,252
	Glacier Bancorp Inc.	2,830,025	125,144
	FNB Corp.	8,973,895	120,699
	Radian Group Inc.	3,621,045	119,748
	White Mountains Insurance Group Ltd.	60,877	117,238
	United Bankshares Inc.	3,374,830	117,005
	Bank OZK	2,689,414	116,855
	Affiliated Managers Group Inc.	693,679	116,559
	Lazard Inc.	2,673,505	115,763
	Janus Henderson Group plc	3,174,384	114,754
	FirstCash Holdings Inc.	949,677	114,265
	TPG Inc. Class A	2,405,720	114,103
	First Financial Bankshares Inc.	3,033,418	108,960

		Shares	Market Value ($000)
	Hancock Whitney Corp.	2,042,156	107,111
	Assured Guaranty Ltd.	1,207,113	106,347
	Piper Sandler Cos.	421,533	104,397
	Valley National Bancorp	11,711,573	104,116
	Moelis & Co. Class A	1,761,740	102,815
	Kemper Corp.	1,515,428	101,306
	ServisFirst Bancshares Inc.	1,225,642	101,238
	CNO Financial Group Inc.	2,388,730	99,491
	Atlantic Union Bankshares Corp.	3,099,209	96,509
	Flagstar Financial Inc.	8,277,926	96,189
*	Enstar Group Ltd.	284,764	94,650
	Ameris Bancorp	1,638,071	94,304
*,1	MARA Holdings Inc.	8,047,179	92,543
*	Upstart Holdings Inc.	1,988,183	91,516
	Associated Banc-Corp	3,943,155	88,839
	International Bancshares Corp.	1,397,755	88,142
*	Axos Financial Inc.	1,354,400	87,386
*	Brighthouse Financial Inc.	1,482,058	85,945
*	Texas Capital Bancshares Inc.	1,148,905	85,823
	StepStone Group Inc. Class A	1,609,644	84,072
	United Community Banks Inc.	2,978,703	83,791
	Fulton Financial Corp.	4,545,400	82,226
[1]	Blackstone Mortgage Trust Inc. Class A	4,070,669	81,413
	BGC Group Inc. Class A	8,783,301	80,543
	Federated Hermes Inc. Class B	1,940,897	79,130
	Eastern Bankshares Inc.	4,824,598	79,123
	First Bancorp	4,092,602	78,455
	Virtu Financial Inc. Class A	2,054,956	78,335
	First Hawaiian Inc.	3,193,870	78,058
	PJT Partners Inc. Class A	562,271	77,526
	Renasant Corp.	2,251,404	76,390
	WSFS Financial Corp.	1,470,942	76,298
*	Baldwin Insurance Group Inc. Class A	1,702,033	76,064
*	Genworth Financial Inc. Class A	10,665,556	75,619
	Community Financial System Inc.	1,312,742	74,643
	Cathay General Bancorp	1,689,527	72,700
	PennyMac Financial Services Inc.	706,574	70,735
	WesBanco Inc.	2,267,273	70,195
	Bank of Hawaii Corp.	993,005	68,488
	Walker & Dunlop Inc.	802,077	68,465
*	Oscar Health Inc. Class A	5,103,207	66,903
	Independent Bank Corp.	1,061,515	66,504
	Artisan Partners Asset Management Inc. Class A	1,661,302	64,957
	Goosehead Insurance Inc. Class A	547,214	64,604
	Simmons First National Corp. Class A	3,137,536	64,414
	BankUnited Inc.	1,867,413	64,314
	First Interstate BancSystem Inc. Class A	2,219,883	63,600
*	Credit Acceptance Corp.	120,273	62,103
	CVB Financial Corp.	3,315,530	61,205
	BOK Financial Corp.	560,353	58,361
	WaFd Inc.	2,038,150	58,250
	Bread Financial Holdings Inc.	1,162,445	58,215
	First Financial Bancorp	2,259,820	56,450
	Cohen & Steers Inc.	698,783	56,077
	First Merchants Corp.	1,386,170	56,057
	Towne Bank	1,634,288	55,876
*,1	Riot Platforms Inc.	7,733,159	55,060
	Park National Corp.	362,513	54,884
	Banner Corp.	858,919	54,773
	Provident Financial Services Inc.	3,098,670	53,204
	Pacific Premier Bancorp Inc.	2,410,701	51,396
*,1	Lemonade Inc.	1,633,735	51,348
	BancFirst Corp.	454,216	49,905
	NBT Bancorp Inc.	1,117,183	47,927
	Trustmark Corp.	1,363,187	47,016
[1]	Arbor Realty Trust Inc.	3,999,900	46,999
	OFG Bancorp	1,131,572	45,286
	Horace Mann Educators Corp.	1,015,983	43,413
*	Palomar Holdings Inc.	315,846	43,296
*	SiriusPoint Ltd.	2,426,525	41,955

		Shares	Market Value ($000)
	City Holding Co.	347,429	40,812
	Nelnet Inc. Class A	351,377	38,978
	Mercury General Corp.	690,331	38,590
	Northwest Bancshares Inc.	3,178,968	38,211
	First Commonwealth Financial Corp.	2,410,501	37,459
	National Bank Holdings Corp. Class A	948,668	36,306
	S&T Bancorp Inc.	953,780	35,338
	Victory Capital Holdings Inc. Class A	607,906	35,180
	Two Harbors Investment Corp.	2,593,143	34,644
	Hilltop Holdings Inc.	1,131,917	34,467
	Apollo Commercial Real Estate Finance Inc.	3,461,773	33,129
	Ladder Capital Corp.	2,869,465	32,741
[1]	ARMOUR Residential REIT Inc.	1,913,214	32,716
	Westamerica Bancorp	632,044	32,000
	PennyMac Mortgage Investment Trust	2,165,431	31,724
	Employers Holdings Inc.	616,191	31,204
	Hope Bancorp Inc.	2,860,065	29,945
	Compass Diversified Holdings	1,602,950	29,927
*	ProAssurance Corp.	1,275,224	29,776
*	Trupanion Inc.	791,599	29,503
	WisdomTree Inc.	3,298,867	29,426
	Virtus Investment Partners Inc.	166,177	28,642
	Berkshire Hills Bancorp Inc.	1,071,362	27,952
	Safety Insurance Group Inc.	351,439	27,722
*	LendingClub Corp.	2,684,828	27,707
	Enact Holdings Inc.	765,787	26,611
	MFA Financial Inc.	2,555,810	26,223
	Franklin BSP Realty Trust Inc.	2,049,728	26,114
	Cannae Holdings Inc.	1,407,509	25,800
	Safehold Inc.	1,335,864	25,007
	Chimera Investment Corp.	1,916,275	24,586
	Navient Corp.	1,884,975	23,807
	Brookline Bancorp Inc.	2,110,147	23,001
	Redwood Trust Inc.	3,297,343	20,015
*	PRA Group Inc.	933,681	19,252
*	Encore Capital Group Inc.	561,052	19,233
	Tompkins Financial Corp.	305,004	19,209
	F&G Annuities & Life Inc.	506,521	18,260
	BrightSpire Capital Inc. Class A	3,232,585	17,973
	TFS Financial Corp.	1,400,358	17,350
	UWM Holdings Corp. Class A	3,149,681	17,197
*	Triumph Financial Inc.	277,301	16,028
	Capitol Federal Financial Inc.	2,813,908	15,758
	KKR Real Estate Finance Trust Inc.	1,456,012	15,725
	P10 Inc. Class A	1,263,996	14,852
	GCM Grosvenor Inc. Class A	1,063,708	14,073
	Live Oak Bancshares Inc.	422,394	11,261
*	World Acceptance Corp.	78,789	9,971
*	Columbia Financial Inc.	652,859	9,793
	Eagle Bancorp Inc.	357,607	7,510
*	Hagerty Inc. Class A	785,918	7,105
	TPG RE Finance Trust Inc.	807,909	6,584
	Claros Mortgage Trust Inc.	1,476,084	5,506
*	Open Lending Corp.	1,264,142	3,489
	Associated Capital Group Inc. Class A	32,314	1,238
*	loanDepot Inc. Class A	916,639	1,091
			20,982,051
Health Care (11.4%)
*	Natera Inc.	3,130,018	442,616
*	United Therapeutics Corp.	1,120,861	345,528
*	Insmed Inc.	4,516,988	344,601
*	BioMarin Pharmaceutical Inc.	4,761,548	336,594
*	Intra-Cellular Therapies Inc.	2,520,474	332,501
*	Tenet Healthcare Corp.	2,373,861	319,284
	Revvity Inc.	2,998,643	317,256
*	Neurocrine Biosciences Inc.	2,488,465	275,224
*	Solventum Corp.	3,449,036	262,265
*	Avantor Inc.	16,145,079	261,712
	Universal Health Services Inc. Class B	1,369,281	257,288

		Shares	Market Value ($000)
*	Corcept Therapeutics Inc.	2,237,954	255,619
	Encompass Health Corp.	2,514,207	254,639
*	Incyte Corp.	4,105,363	248,580
*	Exelixis Inc.	6,635,707	244,990
*	Penumbra Inc.	913,123	244,178
	Bio-Techne Corp.	3,940,554	231,035
	Chemed Corp.	373,951	230,100
*	Insulet Corp.	876,193	230,097
*	Henry Schein Inc.	3,099,143	212,260
*	Globus Medical Inc. Class A	2,869,375	210,038
*	Masimo Corp.	1,211,767	201,880
*	Exact Sciences Corp.	4,636,211	200,702
*	Halozyme Therapeutics Inc.	3,073,534	196,122
*	Charles River Laboratories International Inc.	1,274,810	191,884
*	HealthEquity Inc.	2,162,859	191,132
	Ensign Group Inc.	1,434,084	185,570
*	Medpace Holdings Inc.	608,345	185,357
*	Jazz Pharmaceuticals plc	1,440,016	178,778
*	Doximity Inc. Class A	2,998,461	174,001
*	Hologic Inc.	2,800,446	172,984
*	Repligen Corp.	1,328,456	169,033
*	Lantheus Holdings Inc.	1,708,888	166,787
	Teleflex Inc.	1,157,699	159,982
*	Illumina Inc.	1,977,033	156,858
*	DaVita Inc.	998,370	152,721
*	Revolution Medicines Inc.	4,170,708	147,476
*	Merit Medical Systems Inc.	1,394,869	147,452
*	Sarepta Therapeutics Inc.	2,261,948	144,358
*	Option Care Health Inc.	4,126,374	144,217
*	Blueprint Medicines Corp.	1,595,282	141,198
*	Align Technology Inc.	885,090	140,605
*	TG Therapeutics Inc.	3,496,388	137,863
*	Madrigal Pharmaceuticals Inc.	413,321	136,904
*	Alkermes plc	4,058,841	134,023
*	Glaukos Corp.	1,341,365	132,017
*	Bridgebio Pharma Inc.	3,792,595	131,110
	Viatris Inc.	14,900,085	129,780
*	Elanco Animal Health Inc.	12,346,613	129,639
*	Hims & Hers Health Inc.	4,268,105	126,123
*	Guardant Health Inc.	2,922,635	124,504
*	Moderna Inc.	4,333,561	122,856
*	Bio-Rad Laboratories Inc. Class A	486,984	118,610
*	Cytokinetics Inc.	2,946,451	118,418
*	Inspire Medical Systems Inc.	740,517	117,950
*	Krystal Biotech Inc.	647,141	116,680
*	Vaxcyte Inc.	3,053,349	115,294
*	Ionis Pharmaceuticals Inc.	3,771,419	113,784
*	Axsome Therapeutics Inc.	973,819	113,577
	Bruker Corp.	2,649,744	110,600
*	Roivant Sciences Ltd.	10,690,229	107,864
*	Prestige Consumer Healthcare Inc.	1,236,650	106,315
*,1	Tempus AI Inc. Class A	2,086,626	100,659
*	Integer Holdings Corp.	839,254	99,040
*	PTC Therapeutics Inc.	1,925,153	98,106
	Organon & Co.	6,419,689	95,589
	Perrigo Co. plc	3,400,738	95,357
*	RadNet Inc.	1,663,671	82,718
*	iRhythm Technologies Inc.	784,315	82,102
*	Nuvalent Inc. Class A	1,156,467	82,017
*	ICU Medical Inc.	580,820	80,653
*	Waystar Holding Corp.	2,149,432	80,303
*	Haemonetics Corp.	1,254,655	79,733
*	Ultragenyx Pharmaceutical Inc.	2,190,487	79,318
*	CorVel Corp.	705,426	78,987
*	SpringWorks Therapeutics Inc.	1,777,682	78,449
*	Crinetics Pharmaceuticals Inc.	2,316,043	77,680
*	Amedisys Inc.	818,114	75,782
*	PROCEPT BioRobotics Corp.	1,290,481	75,183
*	Envista Holdings Corp.	4,292,071	74,081
	DENTSPLY SIRONA Inc.	4,955,085	74,029

		Shares	Market Value ($000)
*	Acadia Healthcare Co. Inc.	2,199,613	66,692
*	Viking Therapeutics Inc.	2,658,029	64,191
	Patterson Cos. Inc.	1,989,638	62,156
*	Amicus Therapeutics Inc.	7,498,437	61,187
	Concentra Group Holdings Parent Inc.	2,705,262	58,704
*	Apellis Pharmaceuticals Inc.	2,635,581	57,640
*	Veracyte Inc.	1,936,190	57,408
*	Privia Health Group Inc.	2,549,121	57,228
*	Twist Bioscience Corp.	1,412,513	55,455
*	Enovis Corp.	1,424,073	54,414
*	TransMedics Group Inc.	794,757	53,471
*	Alignment Healthcare Inc.	2,867,101	53,385
*,1	Summit Therapeutics Inc.	2,758,143	53,205
*	QuidelOrtho Corp.	1,508,876	52,765
*	ACADIA Pharmaceuticals Inc.	3,119,508	51,815
*	Biohaven Ltd.	2,021,485	48,596
*	Ligand Pharmaceuticals Inc.	447,409	47,041
*	Neogen Corp.	5,425,461	47,039
	CONMED Corp.	773,011	46,682
*	Novocure Ltd.	2,602,757	46,381
	Select Medical Holdings Corp.	2,741,154	45,777
*,1	Recursion Pharmaceuticals Inc. Class A	8,608,145	45,537
*	Sotera Health Co.	3,895,873	45,426
*	Arcellx Inc.	686,907	45,061
[1]	Premier Inc. Class A	2,276,022	43,882
*	Beam Therapeutics Inc.	2,246,227	43,869
*	Supernus Pharmaceuticals Inc.	1,326,233	43,434
*	Agios Pharmaceuticals Inc.	1,428,234	41,847
*	Avidity Biosciences Inc.	1,412,630	41,701
*	Surgery Partners Inc.	1,742,662	41,388
*	Omnicell Inc.	1,154,584	40,364
*	Progyny Inc.	1,804,191	40,306
*	Warby Parker Inc. Class A	2,153,978	39,267
*	Denali Therapeutics Inc.	2,869,939	39,017
*	Kymera Therapeutics Inc.	1,380,722	37,790
*	AtriCure Inc.	1,157,493	37,341
*	CG oncology Inc.	1,521,765	37,268
*	Integra LifeSciences Holdings Corp.	1,636,152	35,979
*	Harmony Biosciences Holdings Inc.	1,072,098	35,583
*	Astrana Health Inc.	1,121,791	34,787
*	Teladoc Health Inc.	4,291,459	34,160
*	Arrowhead Pharmaceuticals Inc.	2,671,616	34,036
*	Azenta Inc.	972,252	33,679
*	agilon health Inc.	7,708,041	33,376
*	Amneal Pharmaceuticals Inc.	3,861,782	32,362
*	Tandem Diabetes Care Inc.	1,656,957	31,747
*,1	BrightSpring Health Services Inc.	1,736,159	31,407
*	Pediatrix Medical Group Inc.	2,139,458	31,001
*	NeoGenomics Inc.	3,202,028	30,387
*	Certara Inc.	3,010,293	29,802
*	Brookdale Senior Living Inc.	4,740,731	29,677
*	Immunovant Inc.	1,693,668	28,945
	National HealthCare Corp.	307,912	28,574
*	AdaptHealth Corp. Class A	2,521,417	27,332
*	Pacira BioSciences Inc.	1,093,452	27,172
*	Evolent Health Inc. Class A	2,760,989	26,147
*,1	Novavax Inc.	3,808,801	24,414
*	Innoviva Inc.	1,328,050	24,078
*	Iovance Biotherapeutics Inc.	6,837,382	22,768
*	10X Genomics Inc. Class A	2,563,277	22,377
*	STAAR Surgical Co.	1,229,551	21,677
*	Kiniksa Pharmaceuticals International plc Class A	942,486	20,933
*	BioCryst Pharmaceuticals Inc.	2,604,361	19,533
	HealthStream Inc.	606,586	19,520
*	Myriad Genetics Inc.	2,155,788	19,122
*	Xencor Inc.	1,756,348	18,688
	Embecta Corp.	1,449,124	18,476
*	Healthcare Services Group Inc.	1,832,028	18,467
*	Intellia Therapeutics Inc.	2,538,702	18,050
*	Vir Biotechnology Inc.	2,734,765	17,721

		Shares	Market Value ($000)
*	Phreesia Inc.	688,186	17,590
*	Fortrea Holdings Inc.	2,235,865	16,881
*	Owens & Minor Inc.	1,825,981	16,489
*,1	ImmunityBio Inc.	5,276,442	15,882
*	LifeStance Health Group Inc.	2,384,512	15,881
*	Avanos Medical Inc.	1,089,418	15,611
*	Adaptive Biotechnologies Corp.	1,747,232	12,982
*	Dyne Therapeutics Inc.	1,198,447	12,536
*,1	OPKO Health Inc.	6,805,099	11,296
*	CareDx Inc.	635,033	11,272
*	PACS Group Inc.	967,175	10,871
*	Arvinas Inc.	1,542,818	10,831
*,1	Metsera Inc.	385,263	10,487
*	GoodRx Holdings Inc. Class A	2,209,583	9,744
*	Day One Biopharmaceuticals Inc.	947,455	7,513
*	Rocket Pharmaceuticals Inc.	1,040,154	6,938
*	Maravai LifeSciences Holdings Inc. Class A	3,005,362	6,642
*	Arcus Biosciences Inc.	791,406	6,213
*	Cytek Biosciences Inc.	1,364,182	5,470
*	Relay Therapeutics Inc.	2,006,585	5,257
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			16,352,292
Industrials (21.1%)
	Smurfit WestRock plc	12,988,778	585,274
	Lennox International Inc.	799,013	448,110
	Watsco Inc.	869,079	441,753
	EMCOR Group Inc.	1,134,700	419,419
	Carlisle Cos. Inc.	1,111,881	378,595
	RPM International Inc.	3,207,875	371,087
	Pentair plc	4,112,276	359,742
*	Builders FirstSource Inc.	2,835,432	354,259
	Graco Inc.	4,228,419	353,115
	IDEX Corp.	1,891,132	342,238
	Jack Henry & Associates Inc.	1,819,048	332,158
	Booz Allen Hamilton Holding Corp.	3,160,614	330,537
	AECOM	3,311,107	307,039
	Owens Corning	2,134,610	304,865
*	XPO Inc.	2,779,649	299,035
	Curtiss-Wright Corp.	939,600	298,107
	Stanley Black & Decker Inc.	3,853,309	296,242
	CH Robinson Worldwide Inc.	2,813,969	288,150
	Comfort Systems USA Inc.	887,216	285,976
	FTAI Aviation Ltd.	2,559,172	284,145
*	Affirm Holdings Inc. Class A	6,227,194	281,407
	Allegion plc	2,153,018	280,883
	Woodward Inc.	1,481,236	270,311
	Crown Holdings Inc.	2,985,271	266,465
	Lincoln Electric Holdings Inc.	1,399,782	264,783
	ITT Inc.	2,030,750	262,292
	Nordson Corp.	1,278,166	257,832
	CNH Industrial NV	20,260,652	248,801
	AptarGroup Inc.	1,659,068	246,172
*	Saia Inc.	664,590	232,228
*	Core & Main Inc. Class A	4,745,873	229,273
	BWX Technologies Inc.	2,282,938	225,212
*	API Group Corp.	6,233,878	222,923
*	TopBuild Corp.	729,427	222,439
	Genpact Ltd.	4,399,845	221,664
	Hubbell Inc. Class B	669,487	221,540
	nVent Electric plc	4,118,111	215,871
	Applied Industrial Technologies Inc.	957,334	215,726
	Advanced Drainage Systems Inc.	1,935,927	210,338
*	Paylocity Holding Corp.	1,115,678	209,011
	Allison Transmission Holdings Inc.	2,133,916	204,152
	Acuity Inc.	772,487	203,434
*	Middleby Corp.	1,338,173	203,376
	Donaldson Co. Inc.	2,979,339	199,794
	Huntington Ingalls Industries Inc.	976,639	199,273

		Shares	Market Value ($000)
	Tetra Tech Inc.	6,689,538	195,669
	Graphic Packaging Holding Co.	7,491,735	194,485
	A O Smith Corp.	2,946,507	192,584
*	Rocket Lab USA Inc.	10,752,287	192,251
	Berry Global Group Inc.	2,744,578	191,599
*	Beacon Roofing Supply Inc.	1,544,264	191,025
	WESCO International Inc.	1,217,607	189,094
*	Generac Holdings Inc.	1,487,666	188,413
	Regal Rexnord Corp.	1,653,754	188,280
	Fortune Brands Innovations Inc.	3,058,966	186,230
	Crane Co.	1,213,915	185,947
*	ATI Inc.	3,547,795	184,592
	Eagle Materials Inc.	830,663	184,349
	Toro Co.	2,511,197	182,690
*	ExlService Holdings Inc.	3,846,570	181,597
*	Axalta Coating Systems Ltd.	5,443,716	180,568
*	AZEK Co. Inc. Class A	3,582,452	175,146
*	Aurora Innovation Inc. Class A	26,020,468	174,988
*	MasTec Inc.	1,482,940	173,074
	Esab Corp.	1,435,005	167,178
	Knight-Swift Transportation Holdings Inc. Class A	3,840,798	167,036
	Simpson Manufacturing Co. Inc.	1,052,210	165,281
	Textron Inc.	2,278,128	164,595
	Flowserve Corp.	3,287,634	160,568
*	Trex Co. Inc.	2,674,425	155,384
*	Chart Industries Inc.	1,068,364	154,229
	Armstrong World Industries Inc.	1,084,425	152,774
	Oshkosh Corp.	1,623,854	152,772
*	Fluor Corp.	4,212,289	150,884
	JBT Marel Corp.	1,230,158	150,325
*	FTI Consulting Inc.	896,560	147,108
	AGCO Corp.	1,582,375	146,480
*	Kirby Corp.	1,425,418	143,981
	Louisiana-Pacific Corp.	1,565,142	143,962
*	ACI Worldwide Inc.	2,628,363	143,798
	Valmont Industries Inc.	500,175	142,735
*	Mohawk Industries Inc.	1,249,524	142,671
*	SPX Technologies Inc.	1,099,649	141,613
	Badger Meter Inc.	733,845	139,614
	Watts Water Technologies Inc. Class A	682,788	139,234
*	Shift4 Payments Inc. Class A	1,691,451	138,208
	GATX Corp.	888,327	137,931
	MSA Safety Inc.	930,504	136,496
	Ryder System Inc.	945,137	135,920
	AAON Inc.	1,730,890	135,234
	MKS Instruments Inc.	1,681,437	134,767
*,1	WEX Inc.	847,313	133,045
	Landstar System Inc.	881,356	132,380
	Robert Half Inc.	2,422,917	132,170
*	Knife River Corp.	1,413,010	127,468
	Cognex Corp.	4,234,170	126,305
	Moog Inc. Class A	707,454	122,637
	CSW Industrials Inc.	418,806	122,090
	Vontier Corp.	3,710,957	121,905
	Littelfuse Inc.	619,243	121,830
	WillScot Holdings Corp.	4,352,921	121,011
	Air Lease Corp. Class A	2,501,704	120,857
	Zurn Elkay Water Solutions Corp.	3,607,521	118,976
*	Itron Inc.	1,127,590	118,126
*	GXO Logistics Inc.	2,979,175	116,426
	Sonoco Products Co.	2,452,979	115,879
*	Kratos Defense & Security Solutions Inc.	3,814,386	113,249
	Federal Signal Corp.	1,524,788	112,148
*	Euronet Worldwide Inc.	1,037,191	110,824
*	BILL Holdings Inc.	2,414,100	110,783
	Silgan Holdings Inc.	2,132,687	109,023
	Matson Inc.	828,966	106,249
	ADT Inc.	13,008,338	105,888
*	Gates Industrial Corp. plc	5,737,371	105,625
*	Dycom Industries Inc.	691,848	105,396

		Shares	Market Value ($000)
	Sealed Air Corp.	3,638,551	105,154
	Exponent Inc.	1,267,254	102,724
	ESCO Technologies Inc.	644,175	102,501
	Installed Building Products Inc.	597,111	102,381
*	Spirit AeroSystems Holdings Inc. Class A	2,927,685	100,888
	Belden Inc.	1,005,202	100,771
*	Modine Manufacturing Co.	1,312,111	100,705
	Mueller Water Products Inc. Class A	3,909,135	99,370
[1]	Kadant Inc.	293,414	98,854
	Maximus Inc.	1,413,139	96,362
	Herc Holdings Inc.	710,377	95,382
*	Bloom Energy Corp. Class A	4,849,431	95,340
	Arcosa Inc.	1,217,619	93,903
	Boise Cascade Co.	947,065	92,898
	Franklin Electric Co. Inc.	970,231	91,085
	Sensata Technologies Holding plc	3,733,696	90,617
*	CBIZ Inc.	1,190,495	90,311
	EnerSys	982,875	90,012
	Western Union Co.	8,438,130	89,275
	Brunswick Corp.	1,643,823	88,520
	Brink's Co.	1,023,325	88,170
*	Verra Mobility Corp. Class A	3,909,757	88,009
	UL Solutions Inc. Class A	1,549,272	87,379
	Korn Ferry	1,287,998	87,365
	MSC Industrial Direct Co. Inc. Class A	1,115,849	86,668
	Enpro Inc.	529,062	85,597
	Otter Tail Corp.	1,044,543	83,950
*	AeroVironment Inc.	704,160	83,929
	Granite Construction Inc.	1,084,589	81,778
	Griffon Corp.	1,127,564	80,621
*	Remitly Global Inc.	3,757,483	78,156
*	RXO Inc.	4,079,054	77,910
*	OSI Systems Inc.	398,513	77,447
	HB Fuller Co.	1,365,687	76,642
	Atmus Filtration Technologies Inc.	2,069,498	76,013
	Insperity Inc.	836,894	74,676
	Brady Corp. Class A	1,047,728	74,011
	H&E Equipment Services Inc.	777,292	73,679
	ABM Industries Inc.	1,553,947	73,595
	Primoris Services Corp.	1,275,015	73,199
*	Amentum Holdings Inc.	3,950,080	71,891
*	Hayward Holdings Inc.	5,123,327	71,317
*	GMS Inc.	969,602	70,946
*	Mirion Technologies Inc. Class A	4,798,699	69,581
*,1	Joby Aviation Inc.	11,465,041	69,020
	McGrath RentCorp	613,314	68,323
	ManpowerGroup Inc.	1,166,487	67,516
*	ASGN Inc.	1,058,480	66,705
*,1	Standardaero Inc.	2,503,892	66,704
	UniFirst Corp.	375,002	65,250
	Leonardo DRS Inc.	1,981,547	65,153
*	Huron Consulting Group Inc.	440,646	63,211
	Alight Inc. Class A	10,643,404	63,115
	Crane NXT Co.	1,215,559	62,480
*	Resideo Technologies Inc.	3,509,852	62,124
	Enerpac Tool Group Corp. Class A	1,356,072	60,833
	Terex Corp.	1,576,084	59,544
	AZZ Inc.	707,636	59,165
	TriNet Group Inc.	742,665	58,849
	EVERTEC Inc.	1,589,765	58,456
*	Loar Holdings Inc.	816,221	57,666
	Trinity Industries Inc.	2,043,828	57,350
*	Mercury Systems Inc.	1,264,484	54,487
	Hub Group Inc. Class A	1,446,789	53,777
	Albany International Corp. Class A	772,306	53,320
*	Payoneer Global Inc.	7,178,785	52,477
*	CoreCivic Inc.	2,577,872	52,305
	Atkore Inc.	857,438	51,438
	Standex International Corp.	296,618	47,871
*	AAR Corp.	852,661	47,740

		Shares	Market Value ($000)
*	NCR Atleos Corp.	1,806,828	47,664
*	Everus Construction Group Inc.	1,270,556	47,125
*	Marqeta Inc. Class A	11,154,030	45,955
*	O-I Glass Inc.	3,840,388	44,049
*	Hillman Solutions Corp.	4,918,963	43,238
	Werner Enterprises Inc.	1,465,247	42,932
	Hillenbrand Inc.	1,761,150	42,514
*	Construction Partners Inc. Class A	588,067	42,264
	ArcBest Corp.	583,281	41,168
	Kennametal Inc.	1,928,434	41,076
*	Sterling Infrastructure Inc.	362,314	41,018
*	Upwork Inc.	3,038,858	39,657
	REV Group Inc.	1,232,616	38,951
	Greenbrier Cos. Inc.	742,610	38,036
	Tennant Co.	469,063	37,408
	Pitney Bowes Inc.	4,100,442	37,109
*	AvidXchange Holdings Inc.	4,358,665	36,961
*	Air Transport Services Group Inc.	1,560,367	35,015
	Greif Inc. Class A	627,353	34,498
	Lindsay Corp.	270,932	34,278
*	Legalzoom.com Inc.	3,950,415	34,013
*,1	Enovix Corp.	4,052,653	29,746
	Vestis Corp.	2,791,498	27,636
*	Flywire Corp.	2,882,399	27,383
*	First Advantage Corp.	1,936,676	27,288
*	Vicor Corp.	582,716	27,259
*,1	Symbotic Inc. Class A	1,342,535	27,133
*,1	PureCycle Technologies Inc.	3,892,076	26,933
	Helios Technologies Inc.	829,984	26,634
	Apogee Enterprises Inc.	547,209	25,352
*	Triumph Group Inc.	964,785	24,448
*	Janus International Group Inc.	3,322,819	23,924
*	AMN Healthcare Services Inc.	951,947	23,285
	TriMas Corp.	960,806	22,512
*	Thermon Group Holdings Inc.	797,909	22,222
*	Gibraltar Industries Inc.	378,374	22,195
	Kforce Inc.	452,619	22,129
	Quanex Building Products Corp.	1,176,838	21,877
*	Proto Labs Inc.	604,001	21,164
	Schneider National Inc. Class B	921,998	21,068
	Astec Industries Inc.	568,452	19,583
	International Seaways Inc.	582,533	19,340
*	IES Holdings Inc.	112,183	18,523
	Gorman-Rupp Co.	523,075	18,360
*	BrightView Holdings Inc.	1,428,330	18,340
*	Paymentus Holdings Inc. Class A	689,100	17,986
	Deluxe Corp.	1,107,527	17,510
*	Cimpress plc	371,208	16,790
*	Karman Holdings Inc.	501,461	16,759
	Pactiv Evergreen Inc.	900,525	16,218
*	American Woodmark Corp.	187,628	11,038
	Hyster-Yale Inc.	248,556	10,325
	Heartland Express Inc.	1,077,179	9,932
*	Planet Labs PBC	2,596,851	8,777
*,1	Centuri Holdings Inc.	441,352	7,234
*	Forward Air Corp.	306,736	6,162
*	JELD-WEN Holding Inc.	1,004,488	5,997
*	TaskUS Inc. Class A	432,433	5,894
	Wabash National Corp.	502,506	5,553
*	ZipRecruiter Inc. Class A	756,460	4,456
	Kronos Worldwide Inc.	573,608	4,291
	Greif Inc. Class B	40,680	2,412
			30,189,753
Real Estate (7.5%)
	Kimco Realty Corp.	16,822,274	357,305
	Regency Centers Corp.	4,525,235	333,781
	Gaming & Leisure Properties Inc.	6,514,131	331,569
	Camden Property Trust	2,663,969	325,803
	American Homes 4 Rent Class A	7,838,071	296,357

		Shares	Market Value ($000)
*	Jones Lang LaSalle Inc.	1,182,324	293,110
	Equity LifeStyle Properties Inc.	4,293,164	286,354
	Omega Healthcare Investors Inc.	7,033,491	267,835
	Lamar Advertising Co. Class A	2,195,293	249,780
	Host Hotels & Resorts Inc.	17,446,532	247,915
*	Zillow Group Inc. Class C	3,555,906	243,793
	CubeSmart	5,644,332	241,069
	BXP Inc.	3,551,258	238,609
	EastGroup Properties Inc.	1,298,199	228,678
	Rexford Industrial Realty Inc.	5,484,889	214,733
	Federal Realty Investment Trust	2,138,354	209,174
	Agree Realty Corp.	2,676,174	206,574
	Brixmor Property Group Inc.	7,634,293	202,690
	NNN REIT Inc.	4,681,083	199,648
	UDR Inc.	4,131,118	186,603
	First Industrial Realty Trust Inc.	3,303,700	178,268
	Healthpeak Properties Inc.	8,730,211	176,525
	WP Carey Inc.	2,730,406	172,316
	STAG Industrial Inc.	4,656,899	168,207
	Vornado Realty Trust	4,286,517	158,558
	Terreno Realty Corp.	2,490,062	157,422
	Essential Properties Realty Trust Inc.	4,683,709	152,876
	Americold Realty Trust Inc.	7,085,598	152,057
	Healthcare Realty Trust Inc. Class A	8,744,576	147,783
	CareTrust REIT Inc.	4,684,153	133,873
[1]	Ryman Hospitality Properties Inc.	1,420,292	129,872
	Cousins Properties Inc.	4,184,769	123,451
	Kite Realty Group Trust	5,482,159	122,636
	Independence Realty Trust Inc.	5,762,982	122,348
*	Zillow Group Inc. Class A	1,734,794	115,988
	Phillips Edison & Co. Inc.	3,125,110	114,035
*	Compass Inc. Class A	12,918,218	112,776
	Rayonier Inc.	3,896,693	108,640
	Macerich Co.	6,204,119	106,525
	Sabra Health Care REIT Inc.	5,939,259	103,759
	SL Green Realty Corp.	1,772,706	102,285
	EPR Properties	1,899,011	99,907
*	GEO Group Inc.	3,316,284	96,869
	Kilroy Realty Corp.	2,944,649	96,467
	Tanger Inc.	2,815,841	95,147
[1]	HA Sustainable Infrastructure Capital Inc.	2,973,281	86,939
	PotlatchDeltic Corp.	1,869,125	84,335
*	Millrose Properties Inc.	3,080,353	81,660
	Broadstone Net Lease Inc.	4,715,234	80,348
	National Health Investors Inc.	1,083,972	80,062
	Highwoods Properties Inc.	2,687,739	79,665
	COPT Defense Properties	2,814,751	76,758
	Apple Hospitality REIT Inc.	5,390,203	69,588
[1]	Medical Properties Trust Inc.	11,224,031	67,681
	National Storage Affiliates Trust	1,714,433	67,549
	Douglas Emmett Inc.	4,182,715	66,923
	Acadia Realty Trust	2,990,214	62,645
	LXP Industrial Trust	7,019,843	60,722
	Urban Edge Properties	3,135,261	59,570
*	Cushman & Wakefield plc	5,736,161	58,624
	American Healthcare REIT Inc.	1,908,151	57,817
	Curbline Properties Corp.	2,356,542	57,005
*	Howard Hughes Holdings Inc.	755,317	55,954
	Outfront Media Inc.	3,432,406	55,399
	InvenTrust Properties Corp.	1,834,288	53,873
	Park Hotels & Resorts Inc.	4,532,365	48,406
	St. Joe Co.	1,016,640	47,731
	Sunstone Hotel Investors Inc.	5,025,903	47,294
	Lineage Inc.	711,249	41,701
	LTC Properties Inc.	1,133,037	40,166
	Global Net Lease Inc.	4,905,428	39,440
	Getty Realty Corp.	1,234,652	38,496
	DigitalBridge Group Inc.	4,345,018	38,323
	Innovative Industrial Properties Inc.	706,207	38,199
	Elme Communities	2,194,322	38,181

		Shares	Market Value ($000)
	DiamondRock Hospitality Co.	4,915,743	37,950
	Newmark Group Inc. Class A	2,983,327	36,307
	Veris Residential Inc.	1,969,573	33,325
	JBG SMITH Properties	2,055,240	33,110
	Alexander & Baldwin Inc.	1,810,574	31,196
	Pebblebrook Hotel Trust	2,986,356	30,252
	Xenia Hotels & Resorts Inc.	2,526,211	29,708
	Apartment Investment & Management Co. Class A	3,361,866	29,584
	Uniti Group Inc.	5,783,464	29,149
	RLJ Lodging Trust	3,598,498	28,392
*	Redfin Corp.	2,935,309	27,034
	Centerspace	416,958	26,998
	Empire State Realty Trust Inc. Class A	3,305,850	25,852
	American Assets Trust Inc.	1,142,966	23,019
	Piedmont Office Realty Trust Inc. Class A	3,098,043	22,833
	Kennedy-Wilson Holdings Inc.	2,565,368	22,267
	Marcus & Millichap Inc.	627,574	21,620
	Paramount Group Inc.	4,608,191	19,815
[1]	eXp World Holdings Inc.	1,918,447	18,762
	Brandywine Realty Trust	4,097,877	18,277
	SITE Centers Corp.	1,241,684	15,943
*	Opendoor Technologies Inc.	15,141,201	15,444
	Saul Centers Inc.	301,407	10,872
	Alexander's Inc.	50,929	10,652
*	Forestar Group Inc.	440,856	9,320
	Bridge Investment Group Holdings Inc. Class A	947,310	9,075
	Summit Hotel Properties Inc.	1,299,874	7,032
	RMR Group Inc. Class A	185,126	3,082
*,2	Spirit MTA REIT	529,410	48
			10,817,942
Technology (12.0%)
*	Nutanix Inc. Class A	6,351,724	443,414
*	PTC Inc.	2,852,163	441,943
*	Docusign Inc.	5,041,206	410,354
*	Guidewire Software Inc.	2,083,972	390,453
*	Toast Inc. Class A	11,711,326	388,465
*	F5 Inc.	1,438,362	382,993
	Jabil Inc.	2,588,123	352,166
*	Pure Storage Inc. Class A	7,733,979	342,383
*	Twilio Inc. Class A	3,428,005	335,636
*	Dynatrace Inc.	7,095,912	334,572
	Entegris Inc.	3,771,261	329,910
*	Reddit Inc. Class A	2,819,336	295,748
	Paycom Software Inc.	1,219,119	266,353
*	Manhattan Associates Inc.	1,525,289	263,936
	Skyworks Solutions Inc.	4,011,028	259,233
*	Coherent Corp.	3,867,281	251,141
*	EPAM Systems Inc.	1,344,676	227,035
	Leidos Holdings Inc.	1,636,631	220,847
*	Samsara Inc. Class A	5,714,309	219,029
*	Dayforce Inc.	3,738,649	218,075
*	CACI International Inc. Class A	559,555	205,312
*	Elastic NV	2,198,260	195,865
	Match Group Inc.	6,266,849	195,526
*	Procore Technologies Inc.	2,805,828	185,241
*	Kyndryl Holdings Inc.	5,806,174	182,314
*	Astera Labs Inc.	3,035,027	181,100
*	Lattice Semiconductor Corp.	3,439,537	180,404
*	Fabrinet	898,153	177,394
*	Commvault Systems Inc.	1,097,834	173,194
*	Qorvo Inc.	2,328,090	168,577
	KBR Inc.	3,305,229	164,633
	TD SYNNEX Corp.	1,578,632	164,115
*	MACOM Technology Solutions Holdings Inc.	1,576,798	158,279
*	Maplebear Inc.	3,846,964	153,455
*	Akamai Technologies Inc.	1,875,824	151,004
*	Unity Software Inc.	7,667,988	150,216
*	Onto Innovation Inc.	1,229,590	149,198
*	Gitlab Inc. Class A	3,171,456	149,058

		Shares	Market Value ($000)
	Universal Display Corp.	1,065,998	148,685
*	Confluent Inc. Class A	6,130,562	143,700
*	Credo Technology Group Holding Ltd.	3,547,392	142,463
*	Rambus Inc.	2,666,506	138,058
*	Sandisk Corp.	2,889,652	137,576
	Science Applications International Corp.	1,219,998	136,969
*	Arrow Electronics Inc.	1,301,986	135,185
*	Dropbox Inc. Class A	5,052,395	134,949
*	SentinelOne Inc. Class A	7,364,332	133,884
*	Cirrus Logic Inc.	1,326,160	132,159
*	SPS Commerce Inc.	942,700	125,125
	Dolby Laboratories Inc. Class A	1,527,503	122,674
*	Insight Enterprises Inc.	793,073	118,953
*	CCC Intelligent Solutions Holdings Inc.	12,973,725	117,153
*	Q2 Holdings Inc.	1,439,779	115,197
*	Novanta Inc.	897,491	114,762
*	Qualys Inc.	910,382	114,644
*	Appfolio Inc. Class A	518,411	113,999
*	Rubrik Inc. Class A	1,847,736	112,675
*	Varonis Systems Inc.	2,668,793	107,953
*	UiPath Inc. Class A	10,479,665	107,941
*	Box Inc. Class A	3,407,847	105,166
*	Tenable Holdings Inc.	3,002,809	105,038
	Avnet Inc.	2,159,422	103,847
*,1	IonQ Inc.	4,449,642	98,204
*	Sanmina Corp.	1,288,341	98,146
[1]	QXO Inc.	7,156,325	96,897
*	Workiva Inc. Class A	1,239,735	94,108
*	Silicon Laboratories Inc.	810,630	91,253
	Advanced Energy Industries Inc.	941,674	89,751
*	Plexus Corp.	675,153	86,507
*	IAC Inc.	1,808,483	83,082
	Pegasystems Inc.	1,179,623	82,007
*	Freshworks Inc. Class A	5,763,663	81,325
*	Intapp Inc.	1,387,688	81,013
*	Parsons Corp.	1,333,291	78,944
	Bentley Systems Inc. Class B	2,002,768	78,789
*	DXC Technology Co.	4,521,732	77,096
*	Blackbaud Inc.	1,229,749	76,306
	Concentrix Corp.	1,363,173	75,847
*	nCino Inc.	2,747,221	75,466
*	Allegro MicroSystems Inc.	2,988,766	75,108
	Dun & Bradstreet Holdings Inc.	8,254,462	73,795
*	Semtech Corp.	2,144,870	73,784
*	ZoomInfo Technologies Inc. Class A	7,265,849	72,659
*	Life360 Inc.	1,883,159	72,294
*	JFrog Ltd.	2,255,309	72,170
*	SiTime Corp.	471,355	72,056
	Power Integrations Inc.	1,421,862	71,804
*	BlackLine Inc.	1,412,146	68,376
*	Braze Inc. Class A	1,857,036	67,002
*	Alarm.com Holdings Inc.	1,178,295	65,572
*	Synaptics Inc.	976,792	62,241
	Clear Secure Inc. Class A	2,400,927	62,208
*	Cargurus Inc. Class A	2,122,369	61,825
*	Klaviyo Inc. Class A	2,034,715	61,571
*	Zeta Global Holdings Corp. Class A	4,535,746	61,505
*,1	C3.ai Inc. Class A	2,823,243	59,429
*	Impinj Inc.	641,876	58,218
*	Yelp Inc. Class A	1,562,671	57,866
	Progress Software Corp.	1,083,815	55,827
	Amkor Technology Inc.	3,082,757	55,675
*	FormFactor Inc.	1,938,187	54,831
*	Teradata Corp.	2,364,405	53,152
*	Vertex Inc. Class A	1,479,967	51,814
*	Ambarella Inc.	987,469	49,699
*	TTM Technologies Inc.	2,417,918	49,592
	Vishay Intertechnology Inc.	3,086,571	49,077
*	Five9 Inc.	1,795,181	48,739
*,1	Trump Media & Technology Group Corp.	2,468,485	48,234

		Shares	Market Value ($000)
*	DoubleVerify Holdings Inc.	3,594,700	48,061
*	RingCentral Inc. Class A	1,916,131	47,443
*	Diodes Inc.	1,097,243	47,368
*	AvePoint Inc.	3,271,564	47,241
*	DigitalOcean Holdings Inc.	1,376,973	45,977
*	Paycor HCM Inc.	2,038,903	45,753
*	Informatica Inc. Class A	2,585,869	45,123
	CSG Systems International Inc.	682,950	41,298
*	LiveRamp Holdings Inc.	1,557,229	40,706
*	Axcelis Technologies Inc.	810,251	40,245
*	Ziff Davis Inc.	1,068,009	40,136
*	Rapid7 Inc.	1,496,725	39,678
*	Alkami Technology Inc.	1,503,009	39,454
*	PagerDuty Inc.	2,134,883	39,004
*	Magnite Inc.	3,385,110	38,624
*	IPG Photonics Corp.	583,341	36,832
*,1	SoundHound AI Inc. Class A	4,496,412	36,511
*	NetScout Systems Inc.	1,699,222	35,701
	Adeia Inc.	2,545,750	33,655
	Benchmark Electronics Inc.	852,859	32,434
*	NCR Voyix Corp.	3,288,614	32,064
*	Asana Inc. Class A	2,143,260	31,227
*	Rogers Corp.	461,607	31,172
*	Schrodinger Inc.	1,512,530	29,857
*	Appian Corp. Class A	1,017,246	29,307
*	Veeco Instruments Inc.	1,444,209	29,000
*	Xometry Inc. Class A	1,156,201	28,813
*	Verint Systems Inc.	1,552,511	27,712
*	Sprout Social Inc. Class A	1,215,184	26,722
*,1	SailPoint Inc.	1,387,280	26,012
*	Core Scientific Inc.	3,299,021	23,885
	SolarWinds Corp.	1,283,252	23,650
*	Jamf Holding Corp.	1,921,104	23,341
*	Sprinklr Inc. Class A	2,753,050	22,988
*	MaxLinear Inc. Class A	1,898,653	20,619
*	Onestream Inc. Class A	964,274	20,578
*	PROS Holdings Inc.	1,067,115	20,307
*	Fastly Inc. Class A	3,192,334	20,207
*	Amplitude Inc. Class A	1,920,709	19,572
*	ScanSource Inc.	526,371	17,902
*,1	ServiceTitan Inc. Class A	187,895	17,871
*,1	Rumble Inc.	2,489,228	17,599
*,1	Ibotta Inc. Class A	417,023	17,598
*	Vimeo Inc.	3,293,604	17,324
*	Olo Inc. Class A	2,746,295	16,588
*	Yext Inc.	2,545,120	15,678
*	Couchbase Inc.	978,670	15,414
*	Meridianlink Inc.	753,097	13,955
[1]	Xerox Holdings Corp.	2,785,990	13,456
*	E2open Parent Holdings Inc.	6,168,876	12,338
*,1	Wolfspeed Inc.	3,878,037	11,867
*	N-able Inc.	1,634,589	11,589
*	SEMrush Holdings Inc. Class A	1,232,619	11,500
	Shutterstock Inc.	608,923	11,344
*	NerdWallet Inc. Class A	1,004,589	9,092
*	Nextdoor Holdings Inc.	4,565,284	6,985
*	Enfusion Inc. Class A	588,222	6,559
*,1	Bumble Inc. Class A	1,483,110	6,437
*,1	Getty Images Holdings Inc.	3,074,078	5,318
*	PubMatic Inc. Class A	491,901	4,496
*,1	Coreweave Inc. Class A	96,812	3,590
*	MediaAlpha Inc. Class A	380,118	3,512
*	Angi Inc. Class A	150,542	2,320
*	Definitive Healthcare Corp. Class A	575,705	1,664
[1]	Ingram Micro Holding Corp.	28,365	503
			17,238,966
Telecommunications (1.5%)
	Juniper Networks Inc.	8,312,984	300,847
*	Liberty Broadband Corp. Class C	2,905,477	247,111

		Shares	Market Value ($000)
*	Roku Inc.	3,212,921	226,318
*	Frontier Communications Parent Inc.	6,229,221	223,380
*	Ciena Corp.	3,558,337	215,030
[1]	InterDigital Inc.	640,889	132,504
*	Lumentum Holdings Inc.	1,640,800	102,287
*	Lumen Technologies Inc.	22,777,484	89,288
*	EchoStar Corp. Class A	3,291,791	84,204
	Telephone & Data Systems Inc.	2,137,564	82,809
*,1	AST SpaceMobile Inc. Class A	3,500,910	79,611
	Cogent Communications Holdings Inc.	1,102,200	67,576
	Iridium Communications Inc.	2,311,220	63,142
*	Viavi Solutions Inc.	5,550,050	62,105
*	Calix Inc.	1,500,185	53,167
*	Liberty Broadband Corp. Class A	410,761	34,915
*	Viasat Inc.	3,057,669	31,861
[1]	Cable One Inc.	112,050	29,779
*	Globalstar Inc.	1,258,972	26,262
*	United States Cellular Corp.	324,035	22,407
*	Extreme Networks Inc.	1,571,861	20,796
*	Altice USA Inc. Class A	5,563,439	14,799
	Shenandoah Telecommunications Co.	647,277	8,136
*	Gogo Inc.	815,149	7,027
*,2	GCI Liberty Inc.	10,406	—
			2,225,361
Utilities (3.8%)
	Atmos Energy Corp.	3,959,998	612,137
	NRG Energy Inc.	4,942,898	471,849
	Pinnacle West Capital Corp.	2,971,772	283,061
	Essential Utilities Inc.	6,851,503	270,840
*	Clean Harbors Inc.	1,209,582	238,409
	NiSource Inc.	5,860,998	234,967
	OGE Energy Corp.	5,018,329	230,642
*,1	Talen Energy Corp.	1,147,146	229,051
	AES Corp.	17,723,655	220,128
	Evergy Inc.	2,722,443	187,712
	National Fuel Gas Co.	2,259,377	178,920
	UGI Corp.	5,361,162	177,294
*	Casella Waste Systems Inc. Class A	1,556,361	173,550
	IDACORP Inc.	1,346,940	156,541
	New Jersey Resources Corp.	2,503,145	122,804
	Portland General Electric Co.	2,729,610	121,741
	TXNM Energy Inc.	2,251,167	120,392
	ONE Gas Inc.	1,494,718	112,986
	Southwest Gas Holdings Inc.	1,519,878	109,127
	Black Hills Corp.	1,787,756	108,427
	Spire Inc.	1,383,786	108,281
	Ormat Technologies Inc.	1,434,651	101,530
	ALLETE Inc.	1,445,579	94,975
	Northwestern Energy Group Inc.	1,531,622	88,635
	MDU Resources Group Inc.	5,102,145	86,277
	MGE Energy Inc.	911,646	84,747
	Avista Corp.	2,001,198	83,790
	American States Water Co.	953,136	74,993
	California Water Service Group	1,485,805	72,002
	Clearway Energy Inc. Class C	2,071,864	62,715
*	Hawaiian Electric Industries Inc.	4,299,001	47,074
	Northwest Natural Holding Co.	1,000,440	42,739
*	Sunrun Inc.	5,312,564	31,132
*,1	NuScale Power Corp.	2,141,989	30,331
	Clearway Energy Inc. Class A	861,273	24,512
	Excelerate Energy Inc. Class A	393,076	11,273
*,1	Net Power Inc.	739,998	1,946
			5,407,530
Total Common Stocks (Cost $109,003,739)			142,737,703

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $1,858,213)	4.342%	18,596,629	1,859,477
Total Investments (100.8%) (Cost $110,861,952)				144,597,180
Other Assets and Liabilities—Net (-0.8%)				(1,215,649)
Net Assets (100%)				143,381,531
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,229,372.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,357,904 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2025	1,711	173,419	(3,551)
E-mini S&P Mid-Cap 400 Index	June 2025	1,419	416,987	(4,264)
				(7,815)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/30/26	GSI	6,115	(4.337)	—	(35)
Paycom Software Inc.	8/29/25	BANA	9,876	(5.187)	—	(67)
Paycom Software Inc.	8/29/25	BANA	4,828	(5.187)	—	(33)
					—	(135)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	142,737,655	—	48	142,737,703
Temporary Cash Investments	1,859,477	—	—	1,859,477
Total	144,597,132	—	48	144,597,180

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(7,815)	—	—	(7,815)
Swap Contracts	—	(135)	—	(135)
Total	(7,815)	(135)	—	(7,950)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.